SHARE CAPITAL AND RESERVES (Details Narrative)				1 Months Ended
	Dec. 01, 2023 $ / shares shares	Dec. 01, 2023 CAD ($) shares	Apr. 11, 2023 CAD ($) $ / shares shares	Mar. 22, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2024 CAD ($) shares	Mar. 31, 2024 CAD ($) shares	Sep. 08, 2023 $ / shares shares
Statement [Line Items]
Flow-through proceeds outstanding | $						$ 2,383,000	$ 2,383,000
Common shares issue						15,384,615
2023 non-flow-through warrants
Statement [Line Items]
Share purchase warrants issued					4,807,693
Expiry term share purchase warrants					5 years
Strike price | $ / shares					$ 0.08
Share Capital
Statement [Line Items]
Common shares issued						211,702,894	211,702,894
Common shares outstanding						211,702,894	211,702,894
Private Placement Flow [Member]
Statement [Line Items]
Common shares issue	15,384,615	15,384,615
Stock issued to exercise of warrants, proceeds | $		$ 2,000,000
Share price | $ / shares	$ 0.13
Private Placement Non Flow [Member]
Statement [Line Items]
Common shares issue	9,615,385	9,615,385
Stock issued to exercise of warrants, proceeds | $		$ 769,231
Share price | $ / shares	$ 0.08
Property Agreement [Member]
Statement [Line Items]
Common shares issued								100,000
Common stock share issue price | $ / shares								$ 0.075
Investor Relations Agreement
Statement [Line Items]
Stock option granted			520,000	6,410,000
Stock option granted to insiders			200,000	5,500,000
Aggregate common shares acquire			520,000	6,410,000
Share price | $ / shares			$ 0.125	$ 0.105
Stock granted term dscription			three years	three to five years
Fair value of options | $			$ 49,647	$ 589,109
Black-scholes fair value assumption description			risk-free rate of 3.56%; expected volatility of 123%; underlying market price of $0.13; strike price of $0.125; expiry term of 3 years; and dividend yield of nil	risk-free rate of 3.48%; expected volatility of 95% for options with three year expiry term and 131% for options with five year expiry term; underlying market price of $0.11; strike price of $0.105; and dividend yield of nil